UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                          	Washington, D.C. 20549

                                 		FORM 13F

                            	FORM 13F COVER PAGE

     Report for the Calendar Year or Quarterly Ended: September 30, 2010 Check here is Amendment [x ]; Amendment Number: 1
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

     Institutional Investment Manager Filing This Report:

     Name:     Caymus Capital Partners, L.P.
     Address:  10001 Woodloch Forest Drive, Suite 225
               The Woodlands, Texas 77380

     13F File Number:  028-11693

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing This Report on Behalf of Reporting Manager:

     Name:   Caymus Capital Partners, L.P.
     Title:  Managing Partner
     Phone:  281-744-2054
     Signature, Place and Date of Signing:

           Gregg Jacobson, The Woodlands, TX    November 9, 2010


     Report Type (Check only one):

     [X]    13F HOLDINGS REPORT.

     [ ]    13F NOTICE.

     [ ]    13F COMBINATION REPORT.
     List of Other Managers Reporting for this Manager:



     I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
     ACT OF 1934.

                            FORM 13F SUMMARY PAGE


     Report Summary:

     Number of Other Included Managers:             0

     Form 13F Information Table Entry Total:       18

     Form 13F Information Table Value Total:   82252


     List of Other Included Managers:

     No.      13F File Number         Name
     01       N/A                     N/A

                                FORM 13F INFORMATION TABLE
                                                              VALUE    SHARES/    SH/   PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER         		CLASS    	  CUSIP     (x$1000)   PRN AMT    PRN   CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------			----------	  -----      ------    -------    ---   ----  ------   --------  ----  ------  ----
Apache Corp.                    Common Stock    037411105    	6207       63490               	Sole       None    Sole
Brigham Exploration Company     Common Stock    109178103    	2012      107299              	Sole       None    Sole
Cabot Oil & Gas, Corp.          Common Stock    127097103    	5881      195331              	Sole       None    Sole
Comstock Resouces, Inc.         Common Stock    205768203    	2597      115490              	Sole       None    Sole
Canadian Natural Resources,Corp.Common Stock    20605P101    	4009      115874              	Sole       None    Sole
Devon Energy Corp.              Common Stock    25179M103      11273      174120              	Sole       None    Sole
Hess Corp.                      Common Stock    42809H107   	2572       43510               	Sole       None    Sole
Murphy Oil, Corp.               Common Stock    626717102    	3390       54752                Sole       None    Sole
Newfield Exploration, Co.       Common Stock    651290108    	2193       38182               	Sole       None    Sole
Nexen Energy, Inc.              Common Stock    65334H102   	2195      109207              	Sole       None    Sole
Noble Energy, Inc.              Common Stock    655044105    	4937       65746                Sole       None    Sole
Occidental Petroleum, Corp.     Common Stock    674599105      10270      131167              	Sole       None    Sole
Petrobank Energy & Resources    Common Stock    71645P106    	4436      109268              	Sole       None    Sole
Rosetta Resources Inc.          Common Stock    777779307     	 840       35766                Sole       None    Sole
Stone Energy, Inc.              Common Stock    861642106   	2590      175845              	Sole       None    Sole
Swift Energy Company            Common Stock    870738101    	3431      122201              	Sole       None    Sole
Ultra Petroleum, Corp.         	Common Stock    903914109     	 575       85170                Sole       None    Sole
Whiting Petroleum, Corp.       	Common Stock    966387102    	9844      103065              	Sole       None    Sole
